EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2011
EARNINGS PER SHARE
22.	EARNINGS PER SHARE

The following table provides the reconciliation between basic and diluted earnings (loss) per share:

	2011	2010	2009

Net earnings (loss) attributable to the company	$(974.0)	$(396.9)	$(4.4)
Weighted average shares used in computation of basic earnings per share (in millions)	381.9	381.8	381.8
Weighted average shares from assumed conversion of dilutive options (in millions)	–	–	–
Weighted average shares used in computation of diluted earnings per share (in millions)	381.9	381.8	381.8
Basic and diluted earnings (loss) per share attributable to the company’s common shareholders (in dollars)	$(2.55)	$(1.04)	$(0.01)